Note 6 - Allowances For Loan And Leases Losses And Real Estate Losses - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Three Months Ended September 30, 2013
	One- to Four Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,151	$580	$4,435	$1,213	$662	$208	$13,249
Provision charged to expense	(114)	458	(246)	112	(113)	(97)	--
Losses charged off	(280)	--	--	--	--	(32)	(312)
Recoveries	118	--	--	12	3	8	141
Balance, end of period	$5,875	$1,038	$4,189	$1,337	$552	$87	$13,078
	Nine Months Ended September 30, 2013
	One- to Four Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$5,099	$1,319	$6,949	$1,130	$956	$223	$15,676
Provision charged to expense	1,630	595	(2,251)	203	(101)	(76)	--
Losses charged off	(1,026)	(876)	(1,009)	(115)	(380)	(107)	(3,513)
Recoveries	172	--	500	119	77	47	915
Balance, end of period	$5,875	$1,038	$4,189	$1,337	$552	$87	$13,078
	Three Months Ended September 30, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,633	$886	$7,688	$1,584	$313	$160	$17,264
Provision charged to expense	400	341	(734)	(294)	148	139	--
Losses charged off	(347)	--	(293)	(269)	--	(79)	(988)
Recoveries	143	--	8	(22)	8	19	156
Balance, end of period	$6,829	$1,227	$6,669	$999	$469	$239	$16,432
	Nine Months Ended September 30, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,999	$2,654	$7,316	$2,651	$972	$226	$20,818
Provision charged to expense	1,014	(447)	1,856	(2,045)	(540)	184	22
Losses charged off	(1,393)	(997)	(2,510)	(327)	--	(233)	(5,460)
Recoveries	209	17	7	720	37	62	1,052
Balance, end of period	$6,829	$1,227	$6,669	$999	$469	$239	$16,432
	September 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total
ALLL Balances:
Individually evaluated for impairment	$265	$--	$1,051	$674	$1	$5	$1,996
Collectively evaluated for impairment	5,610	1,038	3,138	663	551	82	11,082
Ending balance	$5,875	$1,038	$4,189	$1,337	$552	$87	$13,078

Loan balances:
Individually evaluated for impairment	$5,427	$--	$4,495	$3,378	$26	$9	$13,335
Collectively evaluated for impairment	128,914	25,641	156,939	14,994	17,388	4,818	348,694
Ending balance	$134,341	$25,641	$161,434	$18,372	$17,414	$4,827	$362,029
	December 31, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total
ALLL Balances:
Individually evaluated for impairment	$275	$--	$778	$130	$380	$2	$1,565
Collectively evaluated for impairment	4,824	1,319	6,171	1,000	576	221	14,111
Ending balance	$5,099	$1,319	$6,949	$1,130	$956	$223	$15,676

Loan balances:
Individually evaluated for impairment	$8,142	$3,459	$8,472	$4,133	$402	$32	$24,640
Collectively evaluated for impairment	149,794	17,331	129,542	10,418	15,681	5,786	328,552
Ending balance	$157,936	$20,790	$138,014	$14,551	$16,083	$5,818	$353,192

Year Ended December 31, 2012	One- to four- family residential	Home equity and second mortgage	Multifamily residential	Commercial real estate	One- to four- family construction	Other construction and land	Commercial	Consumer	Total
ALLL:
Balance, beginning of year	$6,306	$693	$2,654	$7,316	$84	$2,567	$972	$226	$20,818
Provision charged to expense	(340)	58	(355)	2,141	(33)	(1,803)	162	192	22
Losses charged off	(1,620)	(223)	(997)	(2,517)	--	(407)	(237)	(269)	(6,270)
Recoveries	114	111	17	9	--	722	59	74	1,106
Balance, end of year	$4,460	$639	$1,319	$6,949	$51	$1,079	$956	$223	$15,676
Ending balance: individually evaluated for impairment	$207	$68	$--	$778	$--	$130	$380	$2	$1,565
Ending balance: collectively evaluated for impairment	$4,253	$571	$1,319	$6,171	$51	$949	$576	$221	$14,111
Loan balances (1):
Ending balance	$149,484	$8,452	$20,790	$138,014	$803	$13,748	$16,083	$5,818	$353,192
Ending balance: individually evaluated for impairment	$7,742	$400	$3,459	$8,472	$130	$4,003	$402	$32	$24,640
Ending balance: collectively evaluated for impairment	$141,742	$8,052	$17,331	$129,542	$673	$9,745	$15,681	$5,786	$328,552
Year Ended December 31, 2011	One- to four- family residential	Home equity and second mortgage	Multifamily residential	Commercial real estate	One- to four-family construction	Other construction and land	Commercial	Consumer	Total
ALLL:
Balance, beginning of year	$5,440	$1,275	$6,581	$9,491	$81	$4,035	$3,543	$638	$31,084
Provision charged to expense	3,993	(160)	(1,132)	189	31	204	(2,139)	(127)	859
Losses charged off	(3,177)	(486)	(2,795)	(2,375)	(28)	(2,190)	(517)	(409)	(11,977)
Recoveries	50	64	--	11	--	518	85	124	852
Balance, end of year	$6,306	$693	$2,654	$7,316	$84	$2,567	$972	$226	$20,818
Ending balance: individually evaluated for impairment	$305	$81	$703	$1,879	$--	$280	$--	$45	$3,293
Ending balance: collectively evaluated for impairment	$6,001	$612	$1,951	$5,437	$84	$2,287	$972	$181	$17,525
Loan balances (1):
Ending balance	$183,158	$12,502	$20,476	$95,920	$1,724	$23,288	$7,603	$8,015	$352,686
Ending balance: individually evaluated for impairment	$13,085	$831	$8,133	$13,238	$--	$3,683	$72	$119	$39,161
Ending balance: collectively evaluated for impairment	$170,073	$11,671	$12,343	$82,682	$1,724	$19,605	$7,531	$7,896	$313,525

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	Three Months Ended		Nine Months Ended
	September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012

Balance—beginning of period	$9,406	$19,649	$14,877	$20,934

Provisions for estimated losses	358	277	577	585
Recoveries	--	--	--	--
Losses charged off	(111)	(2,045)	(5,801)	(3,638)

Balance—end of period	$9,653	$17,881	$9,653	$17,881

	Year Ended December 31
	2012	2011

Balance—beginning of year	$20,934	$7,841

Provisions for estimated losses	1,388	17,335
Losses charged off	(7,445)	(4,242)

Balance—end of year	$14,877	$20,934